Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) ft² in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) ft²	Dec. 31, 2014 USD ($)
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 1,314,847	$ 1,268,546
Accumulated depreciation	[1]	(865,088)	(827,011)
Depreciated cost	[1]	449,759	441,535
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[2]	434,763	400,769
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1],[3]	734,731	709,601
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	81,684	80,554
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	[1]	$ 63,669	$ 77,622
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		2,163
Real estate leased, square feet | ft²		1,972
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		714
Real estate leased, square feet | ft²		640
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet | ft²		891
Real estate leased, square feet | ft²		308

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $17,591 as of December 31, 2015 and 2014, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company: Israel(a) U.S.(b) Other Countries(c)Owned2,163,000 square feet 714,000 square feet 891,000 square feetLeased1,972,000 square feet 640,000 square feet 308,000 square feet(a)Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.(b)Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.(c)Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America, Australia and Asia.
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $111,393 and $108,642 as of December 31, 2015 and 2014, respectively.